Submission	Aug. 23, 2024
Submission [Line Items]
Central Index Key	0000354950
Registrant Name	HOME DEPOT, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES